Income Tax (Details) - Schedule of effective rates to net income (loss) - USD ($)	6 Months Ended				12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Effective Rates To Net Income Loss Abstract
Net Profit/(Loss) for the year	$ (10,441,365)	$ (9,057,384)	$ 733,721	$ (255,693)	$ (20,126,787)	$ (14,509,669)
Statutory and effective tax rates			39.80%	39.80%
Expected income tax expenses (recovery) based on effective rate			$ 292,201	$ (101,765)
Tax losses carryforward deferred			(292,201)	101,765
Corporate Income Tax expenses (recovery) recognized in the accounts